Leases - Schedule of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Profit and Loss [Abstract]
Depreciation expense on right-of-use assets	$ 20	$ 199
Interest expense on lease liabilities	$ 56	$ 82